BIOLOGICAL ASSETS (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets [Table Text Block]
	OTHER
	BIOLOGICAL ASSETS	CANNABIS ON PLANTS	TOTAL

Carrying amount, August 31, 2017	$6	$2,774	$2,780

Add (less) net production costs	593	14,357	14,950

Net change in fair value less costs to sell due to biological transformation	-	10,736	10,736

Transferred to inventory upon harvest	-	(8,608)	(8,608)

Carrying amount, August 31, 2018	$599	$19,259	$19,858

Add (less) net production costs	(596)	37,534	36,938

Net change in fair value less costs to sell due to biological transformation	-	(8,060)	(8,060)

Transferred to inventory upon harvest	-	(28,084)	(28,084)

Carrying amount, August 31, 2019	$3	$20,649	$20,652

Disclosure of detailed information about unobservable inputs and their impact on fair value [Table Text Block]
SIGNIFICANT INPUTS &	WEIGHTED AVERAGE INPUT			EFFECT ON FAIR VALUE
ASSUMPTIONS	AUG. 31, 2019	AUG. 31, 2018	SENSITIVITY	AUG. 31, 2019	AUG. 31, 2018

Average net selling price per gram	$5.65	$5.65	Increase or decrease by $1.00 per gram	$3,657	$4,275

Average yield per plant	151 grams	149 grams	Increase or decrease by 10 grams	$1,367	$1,292

Disclosure of detailed information about fair value adjustment to biological assets and inventory sold [Table Text Block]
	AUGUST 31, 2019	AUGUST 31, 2018

Realized fair value amounts included in inventory sold	$(50,477)	$(5,822)
Increase (decrease) in fair value on growth of biological assets	75,338	51,840
Adjustment to net realizable value	(14,284)	-
Fair value adjustment to biological assets	$10,577	$46,018